ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of other provisions [line items]
Environmental rehabilitation and other provisions	$ 634	$ 729	[1]	$ 731	[1]
Provision for decommissioning
Disclosure of other provisions [line items]
Beginning balance	215	219		196
Charge to income statement	0	3		0
Change in estimates	(55)	(8)		17
Unwinding of obligation/provision	5	3		2
Translation	(3)	(2)		4
Ending balance	162	215		219
Provision for decommissioning | 10% Increase in discount rate
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	(7)	(5)		(3)
Provision for decommissioning | 10% Increase in cash flows
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	16	21		22
Provision for decommissioning | 10% decrease in discount rate
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	8	5		3
Provision for decommissioning | 10% Decrease in cash flows
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	(16)	(21)		(22)
Provision for restoration
Disclosure of other provisions [line items]
Beginning balance	458	440		423
Charge to income statement				2
Charge to income statement	(8)	(3)
Change in estimates	(36)	29		15
Additions	2	0		0
Unwinding of obligation/provision	12	6		4
Utilised during the year	(8)	(10)		(11)
Translation	(4)	(4)		7
Ending balance	416	458		440
Provision for restoration | 10% Increase in discount rate
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	(10)	(5)		(3)
Provision for restoration | 10% Increase in cash flows
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	42	46		44
Provision for restoration | 10% decrease in discount rate
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	10	5		3
Provision for restoration | 10% Decrease in cash flows
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	(42)	(46)		(44)
Provision for silicosis
Disclosure of other provisions [line items]
Beginning balance	34	49		54
Change in estimates	(1)	1		4
Transfer (to) from short term provisions included in trade, other payables and provisions	2	(5)		(1)
Unwinding of obligation/provision	3	3		4
Utilised during the year	(15)	(10)		(9)
Translation	0	(4)		(3)
Ending balance	23	34		49
Provision for silicosis | 10% increase in take-up rates
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	6	6		6
Provision for silicosis | 10% increase in number of cases
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	6	6		6
Provision for silicosis | 10% increase in disease progression rate
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	4	3		3
Provision for silicosis | 10% derease in take-up rates
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	(6)	(6)		(6)
Provision for silicosis | 10% decrease in number of cases
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	(6)	(6)		(6)
Provision for silicosis | 10% decrease in disease progression rate
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	(4)	(3)		(3)
Other provisions
Disclosure of other provisions [line items]
Beginning balance	22	23		24
Charge to income statement	20	14		12
Change in estimates	2	0		1
Transfer (to) from short term provisions included in trade, other payables and provisions	(5)	(7)		3
Utilised during the year	(6)	(6)		(13)
Translation	0	(2)		(4)
Ending balance	$ 33	$ 22		$ 23
Other provisions | Top of range
Sensitivity analysis
Provisions, settlement term	5 years
Other provisions | Bottom of range
Sensitivity analysis
Provisions, settlement term	2 years

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.